INCOME TAXES - Provision (Details) - USD ($) $ in Thousands	12 Months Ended
	Feb. 29, 2020	Feb. 28, 2019	Feb. 28, 2018
Reconciliation of the PRC statutory tax rate to the effective tax rate
Income before provision for income tax	$ (50,653)	$ 457,204	$ 246,994
PRC statutory income tax rate	25.00%	25.00%	25.00%
Income tax at statutory income tax rate	$ (12,663)	$ 114,301	$ 61,748
Effect of non-deductible and super deduction expenses	(18,117)	(6,252)	(2,244)
Effect of income tax exemptions and preferential tax rates	(36,750)	(45,625)	(37,390)
Effect of income tax rate difference in other jurisdictions	97,058	5,214	14,949
Change in valuation allowance	39,800	8,866	7,590
Provision for income tax	$ 69,328	$ 76,504	$ 44,653